Segment Disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Disclosure of operating segments

Year ended Dec. 31, 2025	Hydro	Wind & Solar(1)	Gas	Energy Transition	Energy Marketing	Corporate	Total	Equity- accounted investments(1)	Reclass adjustments	IFRS financials
Revenues	368	227	1,267	495	130	(61)	2,426	(21)	—	2,405
Reclassifications and adjustments:
Unrealized mark-to-market (gain) loss	(4)	265	26	9	(8)	—	288	—	(288)	—
Decrease in finance lease receivable	—	3	27	—	—	—	30	—	(30)	—
Finance lease income	—	5	18	—	—	—	23	—	(23)	—
Revenues from Required Divestitures	—	—	(11)	—	—	—	(11)	—	11	—
Unrealized foreign exchange gain on commodity	—	—	1	—	—	—	1	—	(1)	—
Adjusted Revenue	364	500	1,328	504	122	(61)	2,757	(21)	(331)	2,405
Fuel and purchased power	(20)	(31)	(549)	(328)	—	(7)	(935)	—	—	(935)
Reclassifications and adjustments:
Fuel and purchased power related to Required Divestitures	—	—	2	—	—	—	2	—	(2)	—
Adjusted Fuel and Purchased Power	(20)	(31)	(547)	(328)	—	(7)	(933)	—	(2)	(935)
Carbon compliance (costs) recovery	—	(3)	(115)	—	—	68	(50)	—	—	(50)
Adjusted Gross Margin	344	466	666	176	122	—	1,774	(21)	(333)	1,420
OM&A	(56)	(106)	(257)	(75)	(37)	(185)	(716)	5	—	(711)
Reclassifications and adjustments:
Termination, restructuring and facility shutdown costs	—	—	1	2	—	12	15	—	(15)	—
OM&A related to required divestitures	—	—	5	—	—	—	5	—	(5)	—
ERP integration costs	—	—	—	—	—	25	25	—	(25)	—
Acquisition-related transaction and restructuring costs	—	—	—	—	—	7	7		(7)	—
Adjusted OM&A	(56)	(106)	(251)	(73)	(37)	(141)	(664)	5	(52)	(711)
Taxes, other than income taxes	(3)	(23)	(21)	(3)	—	(1)	(51)	1	—	(50)
Net other operating income	—	3	44	—	—	—	47	—	—	47
Reclassifications and adjustments:
Insurance recovery	—	(2)	—	—	—	—	(2)	—	2	—
Adjusted Net Other Operating Income	—	1	44	—	—	—	45	—	2	47
Adjusted EBITDA(2)	285	338	438	100	85	(142)	1,104
Equity income										6
Finance lease income										23
Depreciation and amortization										(579)
Asset impairment reversals										13
Interest income										28
Interest expense										(347)
Foreign exchange loss										(21)
Fair value change in contingent consideration										37
Loss on sale of assets and other										(7)
Loss before income taxes										(141)
(1)The Skookumchuck wind facility has been included on a proportionate basis in the Wind and Solar segment.
(2)Adjusted EBITDA is not defined, has no standardized meaning under IFRS and may not be comparable to similar measures presented by other issuers.

Year ended Dec. 31, 2024	Hydro	Wind & Solar(1)	Gas	Energy Transition	Energy Marketing	Corporate	Total	Equity- accounted investments(1)	Reclass adjustments	IFRS financials
Revenues	409	357	1,350	616	168	(34)	2,866	(21)	—	2,845
Reclassifications and adjustments:
Unrealized mark-to-market loss (gain)	1	84	(60)	(36)	14	—	3	—	(3)	—
Decrease in finance lease receivable	—	2	19	—	—	—	21	—	(21)	—
Finance lease income	—	6	8	—	—	—	14		(14)	—
Revenues from Required Divestitures	—	—	(1)	—	—	—	(1)	—	1	—
Brazeau penalty	(20)	—	—	—	—	—	(20)	—	20	—
Unrealized foreign exchange gain on commodity	—	—	(2)	—	—	—	(2)	—	2	—
Adjusted Revenues	390	449	1,314	580	182	(34)	2,881	(21)	(15)	2,845
Fuel and purchased power	(16)	(30)	(475)	(418)	—	—	(939)	—	—	(939)
Reclassifications and adjustments:
Fuel and purchased power related to the Required Divestitures	—	—	1	—	—	—	1	—	(1)	—
Adjusted Fuel and Purchased Power	(16)	(30)	(474)	(418)	—	—	(938)	—	(1)	(939)
Carbon compliance costs	—	—	(145)	(1)	—	34	(112)	—	—	(112)
Adjusted Gross Margin	374	419	695	161	182	—	1,831	(21)	(16)	1,794
OM&A	(86)	(97)	(198)	(69)	(36)	(173)	(659)	4	—	(655)
Reclassifications and adjustments:
Brazeau penalties	31	—	—	—	—	—	31	—	(31)	—
ERP integration costs	—	—	—	—	—	14	14	—	(14)	—
Acquisition-related transaction and restructuring costs	—	—	—	—	—	24	24	—	(24)	—
Adjusted OM&A	(55)	(97)	(198)	(69)	(36)	(135)	(590)	4	(69)	(655)
Taxes, other than income taxes	(3)	(16)	(13)	(3)	—	(1)	(36)	—	—	(36)
Net other operating income	—	10	40	9	—	—	59	—	—	59
Reclassifications and adjustments:
Sundance A decommissioning cost	—	—	—	(9)	—	—	(9)	—	9	—
Adjusted Net Other Operating Income	—	10	40	—	—	—	50	—	9	59
Adjusted EBITDA(2)(3)	316	316	524	89	146	(136)	1,255
Equity income										5
Finance lease income										14
Depreciation and amortization										(531)
Asset impairment charges										(46)
Interest income										30
Interest expense										(324)
Foreign exchange gain										5
Gain on sale of assets and other										4
Earnings before income taxes										319
(1)The Skookumchuck wind facility has been included on a proportionate basis in the Wind and Solar segment.
(2)Adjusted EBITDA is not defined, has no standardized meaning under IFRS and may not be comparable to similar measures presented by other issuers.
(3)During the first quarter of 2025, our Adjusted EBITDA composition was amended to exclude the impact of realized gain (loss) on closed exchange positions and Australian interest income. Therefore, the Company has applied this composition to all previously reported periods.

Disclosure of selected consolidated statements of financial position information	Selected Consolidated Statements of Financial Position Information

As at Dec. 31, 2025	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate	Total
PP&E	514	3,223	1,664	163	—	101	5,665
Right-of-use assets	8	88	5	—	—	10	111
Intangible assets	14	113	79	3	1	33	243
Goodwill	258	177	51	—	30	—	516

As at Dec. 31, 2024	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate	Total
PP&E	501	3,428	1,805	206	—	80	6,020
Right-of-use assets	7	96	6	—	—	11	120
Intangible assets	3	133	108	4	3	30	281
Goodwill	258	178	51	—	30	—	517

Disclosure of components in other non-current assets
Additions to non-current assets are as follows:

Year ended Dec. 31, 2025	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate	Total
Additions to non-current assets:
PP&E	50	57	106	9	—	27	249
Intangible assets	—	—	—	—	—	11	11

Year ended Dec. 31, 2024	Hydro	Wind and Solar	Gas	Energy Transition	Energy Marketing	Corporate	Total
Additions to non-current assets:
PP&E(1)	64	97	100	13	—	37	311
Intangible assets(1)	—	—	—	—	—	10	10
(1)Excludes additions attributable to the Heartland acquisition on Dec. 4, 2024.

Disclosure of geographical areas	Revenues

Year ended Dec. 31	2025	2024
Canada	1,759	2,009
U.S.	497	676
Western Australia	149	160
Total revenue	2,405	2,845
II. Non-Current Assets

	Property, plant and equipment		Right-of-use assets		Intangible assets		Other assets
As at Dec. 31	2025	2024	2025	2024	2025	2024	2025	2024
Canada	3,624	3,828	39	41	149	170	73	85
U.S.	1,677	1,852	67	74	70	86	24	36
Western Australia	364	340	5	5	24	25	59	58
Total	5,665	6,020	111	120	243	281	156	179